10-Q Commitment and Contingencies	6 Months Ended
Jun. 30, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies	Commitments and Contingencies
a.Operating Leases
Right of use (“ROU”) assets and lease liabilities are recognized at the commencement of an arrangement where it is determined at inception a lease exists. ROU assets represent the right to use an underlying asset for the lease term, and lease liabilities represent the obligation to make lease payments arising from the lease. These assets and liabilities are initially recognized based on the present value of lease payments over the lease term calculated using our incremental borrowing rate, unless the rate implicit in the lease is readily determinable. Lease assets also include any upfront lease payments made and exclude lease incentives. Lease terms include options to extend or terminate leases. For purposes of determining the lease term used in the measurement of operating lease ROU assets and operating lease liabilities, we include the non-cancelable period of the lease together with those periods covered by the option to extend the lease if we are reasonably certain to exercise that option, the periods covered by an option to terminate the lease if we are reasonably certain not to exercise that option, and the periods covered by the option to extend (or to not terminate) the lease in which exercise of the option is controlled by the lessor. Lease expense for lease payments is recognized on a straight-line basis over the lease term. We have elected to separate lease and non-lease components.
The Company leases various warehouse and office spaces under non-cancelable lease agreements. Certain of these leases have renewal options, provide for future rent escalations and also oblige the Company to pay the cost of maintenance, insurance and property taxes. Leases with an initial term of 12 months or less are not recognized in the Condensed Consolidated Balance Sheets.
On January 1, 2022, the Company modified its existing short-term lease for warehouse and office space in California to extend the term and obtain additional warehouse space. The modification was accounted for as part of the adoption of ASC 842 as of that date. This lease has 5 separate 1 year renewal options, of which the first three have been deemed to be reasonably certain of exercise and are considered in the ROU asset and corresponding lease liability. The total minimum lease payments committed over its 4 year non-cancelable lease term is approximately $1.7 million. The discount rate used for this lease was the Company’s incremental borrowing rate of 19.0%, as an implicit rate is not readily determinable in the lease.
On January 19, 2022, the Company entered into a new lease in West Palm Beach, Florida for office space with approximately $1.4 million in total minimum lease payments committed over its 5-year non-cancelable lease term. There is an option to extend the lease for five more years; however, we are not reasonably certain to exercise this option, so the non-cancelable lease term was determined to be 5 years. The lease commencement date was November 7, 2022 upon completion of certain improvements by the landlord. The discount rate used for this lease was the Company’s incremental borrowing rate of 19.0%, as an implicit rate is not readily determinable in the lease.
On September 23, 2022, the Company entered into a new 5-year lease in Oxnard, California for warehouse and storage space with approximately $0.8 million in total minimum lease payments committed over its 5-year non-cancelable lease term. There is an option to extend the lease for two more years; however, we are not reasonably certain to exercise this option, so the non-cancelable lease term was determined to be 5 years. The lease commencement date was on November 1, 2022 upon completion of certain improvements by the landlord. The discount rate used for this lease was the Company’s incremental borrowing rate of 19.0%, as an implicit rate is not readily determinable in the lease.
On May 24, 2023, the Company entered into a new 39-month lease in San Leandro, California for warehouse and storage space with approximately $1.1 million in total minimum lease payments committed over its 39-month non-cancelable lease term. This lease does not contain any lease renewal option. The lease commencement date was on June 27, 2023 when the Company was provided physical access to the property to enable our immediate movement of assets into the leased facility. The discount rate used for this lease was the Company’s incremental borrowing rate of 19.0%, as an implicit rate is not readily determinable in the lease.
As of June 30, 2023, the weighted average remaining lease term for all leases was 3.6 years. Future annual minimum lease payments under operating leases as of June 30, 2023 were as follows:

Balance of 2023	$493,741
2024	1,246,533
2025	1,285,664
2026	771,571
2027	420,362
Total minimum payments	4,217,871
Less: amounts representing interest	1,167,081
Lease liability	$3,050,790
The Company has reported $3,718,370 of ROU assets, $590,764 of lease liability in accrued expenses and other current liabilities, and $2,460,026 in other long-term liabilities as of June 30, 2023, as compared to $3,241,705, $347,131, and $2,058,734, respectively, as of December 31, 2022. Operating lease cost for the three months ended June 30, 2023 and 2022 was $349,406 and $157,467, respectively, of which $154,982 and $99,336 was included in cost of goods sold and $194,424 and $58,131 was included in general and administrative. Operating lease cost for the six months ended June 30, 2023 and 2022 was $669,846 and $314,012, respectively, of which $298,839 and $205,272 was included in cost of goods sold and $371,007 and $108,740 was included in general and administrative in the condensed consolidated statements of operations.
b.Legal Claims
From time to time, the Company may be involved in various claims and legal proceedings. The Company reviews the status of each matter and assesses its potential financial exposure. If the potential loss from any claim or legal proceeding is considered probable and the amount can be reasonably estimated, the Company accrues a liability for the estimated loss. These accruals are reviewed at least quarterly and adjusted to reflect the impact of negotiations, settlements, rulings, advice of legal counsel and other information and events pertaining to a particular matter. As disclosed in Note 2, the Company received a notice from White-Label Provider in December 2022 of its intent to terminate its contract with Electriq, claiming that the Company had breached its agreement with it. While the Company has continuously asserted that it had not breached the agreement, on May 19, 2023, the Company entered into a settlement with the White-Label Provider. As part of the settlement agreement and mutual release, the Company is to receive all home storage systems and additional component parts of the White-Label Provider’s inventory, as the White-Label Provider has elected to exit the home storage market. These units will be returned to the Company on an as-is basis, and shipping costs will be split equally between the parties to the arrangement. The Company has until July 31, 2023 to remove the units from a leased White-Label Provider facility without incurring further costs and penalties. This settlement agreement will be accounted for as a gain contingency under ASC 450. Accordingly, the Company will record the financial impact of the gain contingency in its financial statements for the three months ending September 30, 2023 upon receipt of the inventory units to be returned from the White-Label Provider. As described in Note 1, the Company wrote off $2,657,281 of specific White-Label Provider related inventory deposits during three months ended June 30, 2023, resulting in a one-time charge to other expense, net, as when the inventory is returned, as per the settlement agreement, the Company will no longer be able to utilize the deposits. As of June 30, 2023, aside from the gain contingency, management believes any such matters would not be material to the Company’s financial position or annual results of operations.Commitments and Contingencies
a.Operating Leases
ROU assets and lease liabilities are recognized at the commencement of an arrangement where it is determined at inception a lease exists. ROU assets represent the right to use an underlying asset for the lease term, and lease liabilities represent the obligation to make lease payments arising from the lease. These assets and liabilities are initially recognized based on the present value of lease payments over the lease term calculated using our incremental borrowing rate, unless the rate implicit in the lease is readily determinable. Lease assets also include any upfront lease payments made and exclude lease incentives. Lease terms include options to extend or terminate leases. For purposes of determining the lease term used in the measurement of operating lease ROU assets and operating lease liabilities, we include the non-cancelable period of the lease together with those periods covered by the option to extend the lease if we are reasonably certain to exercise that option, the periods covered by an option to terminate the lease if we are reasonably certain not to exercise that option, and the periods covered by the option to extend (or to not terminate) the lease in which exercise of the option is controlled by the lessor. Lease expense for lease payments is recognized on a straight-line basis over the lease term. We have elected to separate lease and non-lease components.
The Company leases various warehouse and office spaces under non-cancelable lease agreements. Certain of these leases have renewal options, provide for future rent escalations and also oblige the Company to pay the cost of maintenance, insurance and property taxes. Leases with an initial term of 12 months or less are not recognized in the Consolidated Balance Sheets.
On January 1, 2022, the Company modified its existing short-term lease for warehouse and office space in California to extend the term and obtain additional warehouse space. The modification was accounted for as part of the adoption of ASC 842. This lease has 5 separate 1 year renewal options, of which the first three have been deemed to be reasonably certain of exercise and are considered in the ROU asset and corresponding lease liability. The total minimum lease payments committed over its 4 year non-cancelable lease term is approximately $1.7 million. The discount rate used for this lease was the Company’s incremental borrowing rate of 19.0%, as an implicit rate is not readily determinable in the lease.
On January 19, 2022, the Company entered into a new lease in West Palm Beach, Florida for office space with approximately $1.4 million in total minimum lease payments committed over its 5-year non-cancelable lease term. There is an option to extend the lease for five more years; however, we are not reasonably certain to exercise this option, so the non-cancelable lease term was determined to be 5 years. The lease commencement date was November 7, 2022 upon completion of certain improvements by the landlord. The discount rate used for this lease was the Company’s incremental borrowing rate of 19.0%, as an implicit rate is not readily determinable in the lease.
On September 23, 2022, the Company entered into a new 5-year lease in Oxnard, California for warehouse and storage space with approximately $0.8 million in total minimum lease payments committed over its 5-year non-cancelable lease term. There is an option to extend the lease for two more years; however, we are not reasonably certain to exercise this option, so the non-cancelable lease term was determined to be 5 years. The lease commencement date was on November 1, 2022 upon completion of certain improvements by the landlord. The discount rate used for this lease was the Company’s incremental borrowing rate of 19.0%, as an implicit rate is not readily determinable in the lease.
As of December 31, 2022, the weighted average remaining lease term for all leases was 4.2 years. Future annual minimum lease payments under operating leases as of December 31, 2022 were as follows:

2023	$769,250
2024	896,790
2025	923,680
2026	492,191
Thereafter	420,362
Total minimum payments	3,502,273
Less: amounts representing interest	1,096,408
Lease liability	$2,405,865
As of December 31, 2022, the Company has reported $347,131 of lease liability in accrued expenses and other current liabilities, and $2,058,734 in other long-term liabilities. Operating lease cost during the year ended December 31, 2022 was $717,502 and rent expense during the year ended December 31, 2021 was $240,821, of which $442,202 and $108,989 was included in cost of goods sold and $275,299 and $131,832 was included in general and administrative during the years ended December 31, 2022 and 2021, respectively, in the Consolidated Statements of Operations.
b.Legal Claims
From time to time, the Company may be involved in various claims and legal proceedings. The Company reviews the status of each matter and assesses its potential financial exposure. If the potential loss from any claim or legal proceeding is considered probable and the amount can be reasonably estimated, the Company accrues a liability for the estimated loss. These accruals are reviewed at least quarterly and adjusted to reflect the impact of negotiations, settlements, rulings, advice of legal counsel and other information and events pertaining to a particular matter. As of December 31, 2022, management believes any such matters would not be material to the Company’s financial position or annual results of operations.